Long-Term Debt - Components of Long-Term Debt (Details) $ in Thousands	Dec. 31, 2025 USD ($) credit_facility term_loan	Dec. 31, 2024 USD ($) credit_facility term_loan
Debt Instrument [Line Items]
Total principal	$ 898,991	$ 1,065,520
Unamortized discount and debt issuance costs	(6,936)	(5,981)
Total debt	892,055	1,059,539
Less current portion	(296,188)	(177,093)
Long-term debt	595,867	882,446
U.S. Dollar-denominated Revolving Credit Facility due from 2026 to 2027
Debt Instrument [Line Items]
Total principal	135,000	165,000
Norwegian Krone-denominated Bonds due in 2026
Debt Instrument [Line Items]
Total principal	99,142	175,646
US Dollar Denominated Term Loans Due through Two Thousand Thirty
Debt Instrument [Line Items]
Total principal	$ 664,849	$ 724,874
Number of term loans | term_loan	7	6
Line of Credit | U.S. Dollar-denominated Revolving Credit Facility due from 2026 to 2027
Debt Instrument [Line Items]
Borrowings provided under revolving credit facilities	$ 350,000	$ 350,000
Undrawn amount of revolving credit facilities	$ 215,000	$ 185,000
Number of credit facilities | credit_facility	1	1